Commitment and Contingencies - Narrative (Details)		12 Months Ended
	May 11, 2020 d	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rent expense		$ 1,800,000	$ 2,500,000
Number of patents allegedly infringed | d	4
Estimated litigation liability		$ 0	$ 0